Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Principles Of Consolidation

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of IBERIABANK Corporation (the “Company”) and its wholly owned subsidiaries, IBERIABANK, Lenders Title Company (“LTC”), IBERIA Capital Partners LLC (“ICP”), IB Aircraft Holdings, LLC, IBERIA Asset Management Inc. (“IAM”), and IBERIA CDE, LLC (“CDE”). All significant intercompany balances and transactions have been eliminated in consolidation. All normal, recurring adjustments which, in the opinion of management are necessary for a fair presentation of the financial statements, have been included. Certain amounts reported in prior periods have been reclassified to conform to the current period presentation.

Nature Of Operations

NATURE OF OPERATIONS

The Company offers commercial and retail banking products and services to customers throughout locations in six states through IBERIABANK. The Company also operates mortgage production offices in twelve states through IBERIABANK Mortgage Company (“IMC”), and offers a full line of title insurance and closing services throughout Arkansas and Louisiana through LTC and its subsidiaries. ICP provides equity research, institutional sales and trading, and corporate finance services. IB Aircraft Holdings, LLC owns a fractional share of an aircraft used by management of the Company and its subsidiaries. IAM provides wealth management and trust services for commercial and private banking clients. CDE is engaged in the purchase of tax credits.

Correction Of An Error In The Financial Statements

CORRECTION OF AN ERROR IN THE FINANCIAL STATEMENTS

The Company has corrected its historical consolidated statements of cash flows for the years ended December 31, 2011 and 2010 for the miscalculation of certain activity between its operating and investing cash flows. The correction did not have an effect on the Company’s consolidated balance sheets, statements of comprehensive income, or statements of shareholders’ equity for those years. The error was identified in 2012 through the operation of the Company’s internal controls over financial reporting. Using accounting guidance provided in Accounting Standards Codification (“ASC”) Topic 250, the Company assessed these items and determined the error would be considered material to the consolidated statements of cash flows for the years ended December 31, 2011 and 2010. The error also impacts the consolidated statements of cash flows for each quarter in 2012 and 2011 as described in Note 26. As a result, the information included in these consolidated financial statements and footnotes includes the effect this correction has on the previously reported financial statements for those years.

The following table presents the effect this correction has on the Consolidated Statements of Cash Flows for the years ended December 31, 2011 and 2010.

(Dollars in thousands)	As Previously Reported	Adjustment	As Adjusted
Selected Cash Flow Data
2011
(Increase) decrease in other assets	$(51,549)	$57,121	$5,572
Net Cash (Used in) Provided by Operating Activities	(41,363)	57,121	15,758

Increase in loans receivable, net, excluding loans acquired	(503,514)	(57,121)	(560,635)
Net Cash (Used in) Provided by Investing Activities	$82,853	$(57,121)	$25,732

2010
(Increase) decrease in other assets	$163,741	$64,922	$228,663
Net Cash (Used in) Provided by Operating Activities	149,724	64,922	214,646

Increase in loans receivable, net, excluding loans acquired	(58,373)	(64,922)	(123,295)
Net Cash (Used in) Provided by Investing Activities	$7,617	$(64,922)	$(57,305)

Use Of Estimates

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Material estimates that are susceptible to significant change in the near term are the allowance for credit losses, valuation of and accounting for loans covered by loss sharing arrangements with the FDIC and the related loss share receivable, valuation of and accounting for acquired loans, valuation of goodwill, intangible assets and other purchase accounting adjustments, and share-based compensation.

Concentration Of Credit Risks

CONCENTRATION OF CREDIT RISKS

Most of the Company’s business activity is with customers located within the States of Louisiana, Florida, Arkansas, Alabama, Texas, and Tennessee. The Company’s lending activity is concentrated in its market areas in those states. The Company has emphasized originations of commercial loans and private banking loans, defined as loans to larger consumer clients. Repayments on loans are expected to come from cash flows of the borrower and/or guarantor. Losses on secured loans are limited by the value of the collateral upon default of the borrowers. The Company does not have any significant concentrations to any one industry or customer.

Cash And Cash Equivalents

CASH AND CASH EQUIVALENTS

For purposes of presentation in the consolidated statements of cash flows, cash and cash equivalents are defined as cash, interest-bearing deposits and noninterest-bearing demand deposits at other financial institutions with original maturities less than three months. IBERIABANK may be required to maintain average balances on hand or with the Federal Reserve Bank to meet regulatory reserve and clearing requirements. At December 31, 2012 and 2011, the required reserve balances were $2,555,000 and $25,000, respectively. IBERIABANK had enough cash deposited with the Federal Reserve at December 31, 2012 and 2011 to cover the required reserve balance.

Investment Securities

INVESTMENT SECURITIES

Debt securities that management has the ability and intent to hold to maturity are classified as held to maturity and carried at cost, adjusted for amortization of premiums and accretion of discounts using methods approximating the interest method. Securities not classified as held to maturity or trading, including equity securities with readily determinable fair values, are classified as available for sale and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income. Declines in the value of individual held to maturity and available for sale securities below their cost that are other than temporary are included in earnings as realized losses. In estimating other than temporary impairment losses, management considers 1) the length of time and the extent to which the fair value has been less than cost, 2) the financial condition and near-term prospects of the issuer, 3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value, and 4) for debt securities, the recovery of contractual principal and interest. Gains or losses on securities sold are recorded on the trade date, using the specific identification method.

Loans Held For Sale

LOANS HELD FOR SALE

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value. Net unrealized losses, if any, are recognized through a valuation allowance that is recorded as a charge to income. Loans held for sale have primarily been fixed rate single-family residential mortgage loans under contract to be sold in the secondary market. In most cases, loans in this category are sold within thirty days. These loans are generally sold with the mortgage servicing rights released. Buyers generally have recourse to return a purchased loan to the Company under limited circumstances. Recourse conditions may include early payment default, breach of representations or warranties, and documentation deficiencies. During 2012 and 2011, an insignificant number of loans were returned to the Company.

Loans (Excluding Acquired Loans)

LOANS (EXCLUDING ACQUIRED LOANS)

The Company grants mortgage, commercial and consumer loans to customers. Except for loans acquired, loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at the unpaid principal balances, less the allowance for credit losses and net deferred loan origination fees and unearned discounts.

Interest income on loans is accrued over the term of the loans based on the principal balance outstanding. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield, using the effective interest method.

The accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Mortgage, credit card and other personal loans are typically charged down to net collateral value, less cost to sell, no later than 180 days past due. Past due status is based on the contractual terms of loans. In all cases, loans are placed on nonaccrual status or charged off at an earlier date if collection of principal or interest is considered doubtful.

The Company’s covered loan portfolio and non-covered loan portfolio, which are delineated between a) non-covered loans, excluding acquired loans, and b) acquired loans, are disaggregated into portfolio segments for purposes of determining the allowance for credit losses. The Company’s portfolio segments include commercial real estate, commercial business, mortgage, and consumer. The Company further disaggregates each commercial real estate, mortgage, and consumer portfolio segment into classes for purposes of monitoring and assessing credit quality based on certain risk characteristics. Classes within each commercial real estate portfolio segment include commercial real estate construction and commercial real estate – other. Classes within each mortgage portfolio segment include mortgage – prime and mortgage – subprime. Classes within each consumer portfolio segment include indirect auto, credit card, home equity, and consumer – other. Each commercial business portfolio segment is also considered a class.

Credit Quality

The Company utilizes an asset risk classification system in accordance with guidelines established by the Federal Reserve Board as part of its efforts to monitor commercial asset quality. “Special mention” loans are defined as loans where known information about possible credit problems of the borrower cause management to have some doubt as to the ability of these borrowers to comply with the present loan repayment terms and which may result in future disclosure of these loans as nonperforming. For assets with identified credit issues, the Company has two primary classifications for problem assets: “substandard” and “doubtful.” Substandard assets have one or more defined weaknesses and are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Doubtful assets have the weaknesses of substandard assets with the additional characteristic that the weaknesses make collection or liquidation in full satisfaction of the loan balance outstanding questionable and there is a high probability of loss based on currently existing facts, conditions and values. Loans classified as “Pass” do not meet the criteria set forth for special mention, substandard, or doubtful classification and are not considered criticized. Asset risk classifications are periodically reviewed and changed if, in the opinion of management, the risk profile of the customer has changed since the last review of the loan relationship.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. The impairment loss is measured on a loan by loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

In general, all interest accrued but not collected for loans that are placed on nonaccrual status or charged off is reversed against interest income. The interest on these loans is accounted for on the cash-basis method or cost-recovery method, until qualifying for a return to accrual status. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Troubled Debt Restructurings

During the course of its lending operations, the Company periodically grants concessions to its customers in an attempt to protect as much of its investment as possible and minimize risk of loss. These concessions may include restructuring the terms of a customer loan to alleviate the burden of the customer’s near-term cash requirements. In order to be considered a troubled debt restructuring (“TDR”), the Company must conclude that the restructuring constitutes a concession and the customer is experiencing financial difficulties. The Company defines a concession to the customer as a modification of existing terms for economic or legal reasons that it would otherwise not consider. The concession is either granted through an agreement with the customer or is imposed by a court or law. Concessions include modifying original loan terms to reduce or defer cash payments required as part of the loan agreement, including but not limited to:

•	a reduction of the stated interest rate for the remaining original life of the debt,

•	extension of the maturity date or dates at a stated interest rate lower than the current market rate for new debt with similar risk characteristics,

•	reduction of the face amount or maturity amount of the debt as stated in the agreement, or

•	reduction of accrued interest receivable on the debt.

In its determination of whether the customer is experiencing financial difficulties, the Company considers numerous indicators, including, but not limited to:

•

whether the customer is currently in default on its existing loan, or is in an economic position where it is probable the customer will be in default on its loan in the foreseeable future without a modification,

•	whether the customer has declared or is in the process of declaring bankruptcy,

•	whether there is substantial doubt about the customer’s ability to continue as a going concern,

•

whether, based on its projections of the customer’s current capabilities, the Company believes the customer’s future cash flows will be insufficient to service the debt, including interest, in accordance with the contractual terms of the existing agreement for the foreseeable future, and

•	whether, without modification, the customer cannot obtain sufficient funds from other sources at an effective interest rate equal to the current market rate for similar debt for a nontroubled debtor.

If the Company concludes that both a concession has been granted and the concession was granted to a customer experiencing financial difficulties, the Company identifies the loan as a TDR. For purposes of the determination of an allowance for credit losses for TDRs, the Company considers a loss probable on the loan, which is reviewed for specific impairment in accordance with the Company’s allowance for loan loss methodology. If it is determined that losses are probable on such TDRs, either because of delinquency or other credit quality indicator, the Company establishes specific reserves for these loans. For additional information on the Company’s allowance for credit losses, see Note 7 to these consolidated financial statements.

Acquired Loans And Related FDIC Loss Share Receivable

ACQUIRED LOANS AND RELATED FDIC LOSS SHARE RECEIVABLE

The Company accounts for its acquisitions under the purchase method, where all identifiable assets acquired, including loans, are recorded at fair value. No allowance for credit losses related to the acquired loans is recorded on the acquisition date as the fair value of the loans acquired incorporates assumptions regarding credit risk.

Loans acquired are recorded at fair value in accordance with the fair value methodology consistent with the exit price concept and exclusive of the shared-loss agreements with the FDIC from certain of the Company’s acquisitions in 2010 and 2009. The fair value estimates associated with the loans include estimates related to discount rates, expected prepayments and the amount and timing of undiscounted expected principal, interest and other cash flows. Credit discounts are included in the determination of fair value: therefore, an allowance for credit losses is not recorded at the acquisition date. At the time of acquisition, the Company estimated the fair value of the total acquired loan portfolio by segregating the total portfolio into loan pools with similar characteristics, which included:

•	whether the loan was performing according to contractual terms at the time of acquisition,

•	the loan type based on regulatory reporting guidelines, namely whether the loan was a mortgage, consumer, or commercial loan

•	the nature of collateral,

•	the interest rate type, whether fixed or variable rate, and

•	the loan payment type, primarily whether the loan was amortizing or interest-only.

From these pools, the Company used certain loan information, including outstanding principal balance, estimated expected losses, weighted average maturity, weighted average term to re-price (if a variable rate loan), weighted average margin, and weighted average interest rate to estimate the expected cash flow for each loan pool.

Acquired loans are evaluated at acquisition and classified as purchase impaired or purchased non-impaired. Purchased impaired loans reflect credit deterioration since origination to the extent that it is probable at the time of acquisition that the Company will be unable to collect all contractually required payments. For purchased impaired loans, expected cash flows at the acquisition date in excess of the fair value of loans are recorded as interest income over the life of the loans using a level yield method if the timing and amount of future cash flows is reasonably estimable.

Subsequent to acquisition, the Company performs cash flow re-estimations at least quarterly for each purchased impaired loan and/or loan pool. Increases in estimated cash flows above those expected at acquisition are recognized on a prospective basis as interest income over the remaining life of the pool. Decreases in expected cash flows subsequent to acquisition result in recognition of a provision for credit loss.

Acquired loans are placed on nonaccrual status when the Company cannot reasonably estimate cash flows on a loan or loan pool.

Pursuant to an AICPA letter dated December 18, 2009, the AICPA summarized the SEC staff’s view regarding the accounting in subsequent periods for discount accretion associated with loan receivables acquired in a business combination or asset purchase. Regarding the accounting for such loan receivables that, in the absence of further standard setting, the AICPA understands the SEC staff would not object to an accounting policy based on contractual cash flows (ASC Topic 310-20 approach) or an accounting policy based on expected cash flows (ASC 310-30 approach). The Company believes analogizing to ASC Topic 310-30 is the more appropriate option to follow in accounting for the fair value discount. However, in cases where a loan is acquired at a premium or slight discount, the Company believes that the contractual yield approach outlined in ASC Topic 310-20 is the more appropriate approach to apply.

FDIC loss share receivable

Because the FDIC will reimburse the Company for certain loans acquired in 2009 and 2010 should the Company experience a loss, an indemnification asset is recorded at fair value at the acquisition date. The indemnification asset is recognized at the same time as the indemnified loans, and measured on the same basis, subject to collectability or contractual limitations. The shared loss agreements on the acquisition date reflect the reimbursements expected to be received from the FDIC, using an appropriate discount rate, which reflects counterparty credit risk and other uncertainties.

The shared loss agreements continue to be measured on the same basis as the related indemnified loans, and the loss share receivable is impacted by changes in estimated cash flows associated with these loans. Deterioration in the credit quality of the acquired loans and related expected cash flows (immediately recorded as an adjustment to the allowance for credit losses) would immediately increase the loss share receivable, with the offset recorded through the consolidated statement of income. Increases in the credit quality of the acquired loans and related cash flows (reflected as an adjustment to yield and accreted into income over the remaining life of the loans) decrease the basis of the shared loss agreements, with such decrease being amortized into income over 1) the life of the loan or 2) the life of the shared loss agreements, whichever is shorter. Loss assumptions used to measure the basis of the indemnified loans are consistent with the loss assumptions used to measure the indemnification asset. Fair value accounting incorporates into the fair value of the indemnification asset an element of the time value of money, which is accreted back into income over the life of the shared loss agreements.

Upon the collection from the FDIC of an incurred loss the indemnification asset will be reduced by the amount owed by the FDIC. A corresponding claim receivable is established when a loss is incurred and recorded in other assets until cash is received from the FDIC.

For further discussion of the Company’s acquisitions and loan accounting, see Note 4 and Note 6 to the consolidated financial statements.

Allowance For Credit Losses

ALLOWANCE FOR CREDIT LOSSES

The allowance for credit losses represents management’s best estimate of probable credit losses inherent in the loan portfolios and off-balance sheet lending commitments at the balance-sheet date. The allowance for credit losses is maintained at a level the Company considers appropriate and is based on quarterly assessments and evaluations of the collectability and historical loss experience, including both industry and Company specific considerations. While management uses the best information available to establish the allowance for credit losses, future adjustments may be necessary if economic conditions differ substantially from the assumptions used in determining the allowance or, if required by regulators, based upon information available to them at the time of their examinations, or if mandated by revisions to, new interpretations of, or issuance of new accounting standards. See Note 7 for an analysis of the Company’s allowance for credit losses by portfolio and portfolio segment, and credit quality information by class. The entire amount of the allowance for credit losses is available to absorb losses on any category or lending-related commitment for non-acquired loans. The allowance related to acquired loans represents management’s best estimate of cumulative impairment as described further in “Purchase Impaired Loans (Acquired Loans)”.

The Company’s strategy for credit risk management includes a combination of conservative exposure limits, which are significantly below legal lending limits and conservative underwriting, documentation and collection standards. The strategy emphasizes geographic, industry, and customer diversification within the Company’s operating footprint, regular credit examinations, and regular management reviews of large credit exposures and loans experiencing credit quality deterioration.

The Company has not substantively changed any material aspect in its overall approach of determining the current year allowance for credit losses. There have been no material changes in criteria or estimation techniques as compared to prior periods that impacted the determination of the current allowance for credit losses.

Allowance for credit losses discussion below includes discussion specific to loans accounted for under the contractual yield method, referred to as “contractual loans”, and loans accounted for as acquired credit impaired loans.

Contractual Loans (Excluding Acquired Loans)

Contractual loans represent loans accounted for under the contractual yield method. The Company’s contractual loans include loans originated by the Company and acquired loans that are not accounted for as acquired credit impaired loans, typically referred to as legacy loans. Credit losses on contractual loans are charged and recoveries are credited to the allowance for credit losses. Provisions for loan losses are based on the Company’s review of historical industry and Company specific loss experience, and factors that management determines should be considered in estimating probable credit losses.

Loans identified as impaired are subject to individual quarterly review for potential loss. The Company considers the current value of collateral, credit quality of any guarantees, the guarantor’s liquidity and willingness to cooperate, and other factors when evaluating whether an individual loan is impaired. Other factors may include the industry and geographic location of the borrower, size and financial condition of the borrower, cash flow and leverage of the borrower, and evaluation of the borrower’s management. When individual loans are impaired, allowances are estimated based on management’s assessment of the borrower’s ability to repay the loan given the availability of collateral and other sources of cash flow, including evaluation of available legal options. Allowances for individually impaired loans are estimated based on the present value of expected future cash flows discounted at the loan’s effective interest rate, fair value of the underlying collateral or readily observable secondary market values. Collectability of principal and interest is evaluated in assessing the need for a loss accrual.

The Company also estimates reserves for collective impairment that reflect an estimated measurement of losses related to loans not subject to individual review as of the balance sheet date. Such loans are grouped in homogenous pools or segments, which are consistent with the segments and classes described above. Embedded loss rates are derived from migration analyses, which track net charge-off experience sustained on loans according to their risk grade, and may be adjusted for Company-specific and/or industry factors. Loss rates are reviewed quarterly and adjusted as management deems necessary based on changing borrower and/or collateral conditions and actual collections and charge-off experience.

Based on observations made through a qualitative review, management may apply qualitative adjustments to the quantitatively determined loss estimates at a pool and/or portfolio segment level as deemed appropriate. Primary qualitative and environmental factors that may not be directly reflected in quantitative estimates include:

•	asset quality trends,

•	changes in lending and risk management practices and procedures

•	trends in the nature and volume of the loan portfolio, including the existence and effect of any portfolio concentrations

•	changes in experience and depth of lending staff

•	legal, regulatory and competitive environment

•	national and regional economic trends

•	data availability and applicability

Changes in these factors are considered in determining the directional consistency of changes in the allowance for credit losses. The impact of these factors on the Company’s qualitative assessment of the allowance for credit losses can change from period to period based on management’s assessment of the extent to which these factors are already reflected in historic loss rates. The uncertainty inherent in the estimation process is also considered in evaluating the allowance for credit losses.

Purchased Impaired Loans (Acquired Loans)

Purchased impaired loans represent loans acquired by the Company, which are accounted in accordance with ASC 310-30. Credit losses incurred subsequent to acquisition are charged to the allowance for credit losses. Recoveries are credited to the allowance for credit losses to the extent the losses were incurred subsequent to acquisition. Recoveries related to credit losses incurred prior to acquisition are reflected as prospective adjustments to yield, which are accreted to income over the remaining life of the associated pool of loans. Provisions for credit losses are based on the Company’s determination of the timing and amount of expected cash flows. Provisions for credit losses associated with loans covered by loss share agreements with the FDIC are partially offset by increases in the FDIC loss share receivable.

The allowance for credit losses related to loans accounted for as purchased impaired loans is based on management’s re-estimation of expected cash flows for each loan pool. An allowance for credit losses is established to the extent that the expected cash flows of a loan pool have decreased since acquisition.

Off-Balance Sheet Credit Related Financial Instruments

OFF-BALANCE SHEET CREDIT RELATED FINANCIAL INSTRUMENTS

The Company accounts for its guarantees in accordance with the provisions of ASC Topic 460. In the ordinary course of business, the Company has entered into commitments to extend credit, including commitments under credit card arrangements, commercial letters of credit and standby letters of credit. Such financial instruments are recorded when they are funded.

Derivative Financial Instruments

DERIVATIVE FINANCIAL INSTRUMENTS

ASC Topic 815 requires that all derivatives be recognized as assets or liabilities in the balance sheet at fair value. The Company may enter into derivative contracts to manage exposure to interest rate risk or to meet the financing and/or investing needs of its customers.

In the course of its business operations, the Company is exposed to certain risks, including interest rate, liquidity, and credit risk. The Company manages its risks through the use of derivative financial instruments, primarily through management of exposure due to the receipt or payment of future cash amounts based on interest rates. The Company’s derivative financial instruments manage the differences in the timing, amount, and duration of expected cash receipts and payments.

The primary types of derivatives used by the Company include interest rate swap agreements, forward sales contracts, interest rate lock commitments, and written and purchased options.

Hedging Activities

As part of its activities to manage interest rate risk due to interest rate movements, the Company has engaged in interest rate swap transactions to manage exposure to interest rate risk through modification of the Company’s net interest sensitivity to levels deemed to be appropriate. The Company utilizes these interest rate swap agreements to convert a portion of its variable-rate debt to a fixed rate (cash flow hedge). Interest rate swaps are contracts in which a series of interest rate flows are exchanged over a prescribed period. The notional amount on which the interest payments are based is not exchanged.

Because the swap agreements used to manage interest rate risk have been designated as hedging exposure to variable cash flows of a forecasted transaction, the effective portion of the derivative’s gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings or when the hedge is terminated. The ineffective portion of the gain or loss is reported in earnings immediately.

In applying hedge accounting for derivatives, the Company establishes a method for assessing the effectiveness of the hedging derivative and a measurement approach for determining the ineffective aspect of the hedge upon the inception of the hedge. These methods are consistent with the Company’s approach to managing risk.

Other Derivative Instruments

Interest rate swap agreements

In addition to using derivative instruments as an interest rate risk management tool, the Company also enters into derivative instruments to help its commercial customers manage their exposure to interest rate fluctuations. To mitigate the interest rate risk associated with these customer contracts, the Company enters into offsetting derivative contract positions. The Company manages its credit risk, or potential risk of default by its commercial customers, through credit limit approval and monitoring procedures.

For interest rate swap agreements that are not designated as hedging instruments, changes in the fair value of the derivatives are recognized in earnings immediately.

Rate lock commitments

The Company enters into commitments to originate loans intended for sale whereby the interest rate on the prospective loan is determined prior to funding (“rate lock commitments”). A rate lock is given to a borrower, subject to conditional performance obligations, for a specified period of time that typically does not exceed 60 days. Simultaneously with the issuance of the rate lock to the borrower, a rate lock is received from an investor for a best efforts or mandatory delivery of the loan. Under the terms of the best efforts delivery lock, the investor commits to purchase the loan at a specified price, provided the loan is funded and delivered prior to a specified date and provided that the credit and loan characteristics meet pre-established criteria for such loans. Rate lock commitments on mortgage loans that are intended to be sold are considered to be derivatives. Accordingly, such commitments are recorded at fair value as derivative assets or liabilities, with changes in fair value recorded in mortgage income.

Equity-indexed certificates of deposit

IBERIABANK offers its customers a certificate of deposit that provides the purchaser a guaranteed return of principal at maturity plus potential return, which allows IBERIABANK to identify a known cost of funds. The rate of return is based on the performance of a basket of publically traded stocks that represent a variety of industry segments. Because it is based on an equity index, the rate of return represents an embedded derivative that is not clearly and closely related to the host instrument and is to be accounted for separately. Accordingly, the certificate of deposit is separated into two components: a zero coupon certificate of deposit (the host instrument) and a written option purchased by the depositor (an embedded derivative). The discount on the zero coupon deposit is amortized over the life of the deposit, and the written option is carried at fair value on the Company’s consolidated balance sheet, with changes in fair value recorded through earnings. IBERIABANK offsets the risks of the written option by purchasing an option with terms that mirror the written option and that is also carried at fair value on the Company’s consolidated balance sheet.

Premises And Equipment

PREMISES AND EQUIPMENT

Land is carried at cost. Buildings, furniture, fixtures, and equipment are carried at cost, less accumulated depreciation computed on a straight line basis over the estimated useful lives of 10 to 40 years for buildings and 3 to 15 years for furniture, fixtures and equipment. Capitalized leasehold improvements are amortized over the length of the initial lease agreement or their useful life, whichever is shorter.

Other Real Estate

OTHER REAL ESTATE

Other real estate includes all real estate, other than bank premises used in bank operations, owned or controlled by the Company, including real estate acquired in settlement of loans. Properties are recorded at the balance of the loan (which is the pro-rata carrying value of loans accounted for in accordance with ASC 310-30) or at estimated fair value less estimated selling costs, whichever is less, at the date acquired. Subsequent to foreclosure, management periodically performs valuations and the assets are carried at the lower of cost or fair value less estimated selling costs. Revenue and expenses from operations, gain or loss on sale and changes in the valuation allowance are included in net expenses from foreclosed assets.

For further discussion of the Company’s other real estate owned, see Note 11 to the consolidated financial statements.

Goodwill And Other Intangible Assets

GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

Goodwill is accounted for in accordance with ASC Topic 350, and accordingly is not amortized but is evaluated at least annually for impairment. As part of its testing, the Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company determines the fair value of a reporting unit is less than its carrying amount using these qualitative factors, the Company compares the fair value of goodwill with its carrying amount, and then measures impairment loss by comparing the implied fair value of goodwill with the carrying amount of that goodwill.

Title Plant

The Company records its title plant assets in accordance with ASC Topic 950. Under ASC Topic 950, costs incurred to construct a title plant, including the costs incurred to obtain, organize, and summarize historical information, are capitalized until the title plant can be used to perform title searches. Purchased title plant, including a purchased undivided interest in title plant, is recorded at cost at the date of acquisition. For title plant acquired separately or as part of a company acquisition, cost is measured as the fair value of the consideration given. Capitalized costs of title plant are not depreciated or charged to income unless circumstances indicate that the carrying amount of the title plant has been impaired. Impairment identifiers include a change in legal requirements or statutory practices, identification of obsolescence, and abandonment of the title plant, among other identifiers.

Intangible assets subject to amortization

The Company’s acquired intangible assets that are subject to amortization include core deposit intangibles, amortized on a straight line or accelerated basis over a 10 year average life and a customer relationship intangible asset, amortized on an accelerated basis over a 9.5 year life.

Transfers Of Financial Assets

TRANSFERS OF FINANCIAL ASSETS

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when 1) the assets have been isolated from the Company, 2) the transferee obtains the right, free of conditions that constrain it from taking advantage of that right, to pledge or exchange the transferred assets, and 3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity. Should the transfer not meet these three criteria, the transaction is treated as a secured financing.

Income Taxes

INCOME TAXES

The Company and all subsidiaries file a consolidated federal income tax return on a calendar year basis. The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions through IBERIABANK, LTC and their subsidiaries. In lieu of Louisiana state income tax, IBERIABANK is subject to the Louisiana bank shares tax, which is included in noninterest expense or income tax expense in the Company’s consolidated financial statements. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations for years before 2009.

Deferred income tax assets and liabilities are determined using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that, based on available evidence, are not expected to be realized.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits, if applicable, in noninterest expense.

Stock Compensation Plans

STOCK COMPENSATION PLANS

The Company issues stock options and restricted stock under various plans to directors, officers and other key employees. The Company accounts for its stock compensation plans in accordance with ASC Topics 718 and 505. Under those provisions, the Company has adopted a fair value based method of accounting for employee stock compensation plans, whereby compensation cost is measured at the grant date based on the value of the award and is recognized on a straight-line basis over the service period, which is usually the vesting period, taking into account retirement eligibility. As a result, compensation expense relating to stock options and restricted stock is reflected in net income as part of “Salaries and employee benefits” on the consolidated statements of income. The Company’s practice has been to grant options at no less than the fair market value of the stock at the grant date.

See Note 19 for additional information on the Company’s share-based compensation plans.

Earnings Per Common Share

EARNINGS PER COMMON SHARE

Basic earnings per share represents income available to common shareholders divided by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflect additional common shares that would have been outstanding if dilutive potential common shares, in the form of stock options, had been issued, as well as any adjustment to income that would result from the assumed issuance. Participating common shares issued by the Company relate to unvested outstanding restricted stock awards, the earnings allocated to which are used in determining income available to common shareholders under the two-class method.

See Note 3 for additional information on the Company’s calculation of earnings per share.

Treasury Stock

TREASURY STOCK

The purchase of the Company’s common stock is recorded at cost. At the date of retirement or subsequent reissuance, treasury stock is reduced by the cost of such stock with differences recorded in additional paid-in capital or retained earnings, as applicable.

Comprehensive Income

COMPREHENSIVE INCOME

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities and cash flow hedges, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income.

Segments

SEGMENTS

All of the Company’s banking operations are considered by management to be aggregated in one reportable operating segment. Because the overall banking operations comprise substantially all of the consolidated operations and none of the Company’s other subsidiaries, either individually or in the aggregate, meet quantitative materiality thresholds, no separate segment disclosures are presented in these consolidated financial statements. The Company has invested in its financial reporting infrastructure to report financial information associated with performance of lines of business within the banking operating segment. The Company anticipates reporting this information sometime in 2013.

Fair Value Measurements

FAIR VALUE MEASUREMENTS

The Company estimates fair value based on the assumptions market participants would use when selling an asset or transferring a liability and characterizes such measurements within the fair value hierarchy based on the inputs used to develop those assumptions and measure fair value. The hierarchy requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities.

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Level 2 – Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

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Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

A description of the valuation methodologies used for instruments measured at fair value follows, as well as the classification of such instruments within the valuation hierarchy.

Securities available for sale

Securities are classified within Level 1 where quoted market prices are available in an active market. Inputs include securities that have quoted prices in active markets for identical assets. If quoted market prices are unavailable, fair value is estimated using quoted prices of securities with similar characteristics, at which point the securities would be classified within Level 2 of the hierarchy. Examples may include certain collateralized mortgage and debt obligations.

Mortgage loans held for sale

As of December 31, 2012, the Company has $267,475,000 of conforming mortgage loans held for sale. Mortgage loans originated and held for sale are carried at the lower of cost or estimated fair value. The Company obtains quotes or bids on these loans directly from purchasing financial institutions. Mortgage loans held for sale that were recorded at estimated fair value are included in the table in Note 22.

Impaired loans

Loans are measured for impairment using the methods permitted by ASC Topic 310. Fair value measurements are used in determining impairment using either the loan’s obtainable market price, if available (Level 1) or the fair value of the collateral if the loan is collateral dependent (Level 2). Measuring the impairment of loans using the present value of expected future cash flows, discounted at the loan’s effective interest rate, is not considered a fair value measurement. Fair value of the collateral is determined by appraisals or independent valuation.

Other real estate owned

Fair values of OREO at December 31, 2012 are determined by sales agreement or appraisal, and costs to sell are based on estimation per the terms and conditions of the sales agreement or amounts commonly used in real estate transactions. Inputs include appraisal values on the properties or recent sales activity for similar assets in the property’s market, and thus OREO measured at fair value would be classified within Level 2 of the hierarchy. The Company included property write-downs of $6,409,000, $7,250,000, and $2,943,000 in earnings for the years ended December 31, 2012, 2011, and 2010, respectively.

Derivative financial instruments

The Company utilizes interest rate swap agreements to convert a portion of its variable-rate debt to a fixed rate (cash flow hedge). The Company also enters into commitments to originate loans whereby the interest rate on the prospective loan is determined prior to funding (“rate lock commitments”). Rate lock commitments on mortgage loans that are intended to be sold are considered to be derivatives. The Company offers its customers a certificate of deposit that provides the purchaser a guaranteed return of principal at maturity plus potential return, which allows the Company to identify a known cost of funds. The rate of return is based on an equity index, and as such represents an embedded derivative. Fair value of interest rate swaps, interest rate lock commitments, and equity-linked written and purchased options are estimated using prices of financial instruments with similar characteristics, and thus are classified within Level 2 of the fair value hierarchy.